Related Party Transactions - Summary of Related Party Amounts Included in Balance Sheets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Due from related parties, Accounts receivable	$ 17,800,000	$ 60,800,000
Due from related parties, Long-term investments and other assets	45,000,000	45,000,000
Due from related parties	62,800,000	105,800,000
Due to related parties, Accounts payable	2,700,000	6,300,000
Due to related parties, Risk management liabilities - current	0	900,000
Due to related parties	2,700,000	7,200,000
Petrogas | AltaGas
Related Party Transaction
Due from related parties, Long-term investments and other assets	45,000,000	$ 45,000,000
Credit facility maximum borrowing capacity	100,000,000.0
Committed amount	$ 50,000,000.0